Results of Segments (Tables)	12 Months Ended
Dec. 31, 2025
Results of Segments
Schedule of revenue and results of segment

Applications, Technology & Support

	2025		2024		2023
€ millions	Actual	Constant	Actual	Constant	Actual
(non-IFRS)	Currency	Currency	Currency	Currency	Currency
Cloud	21,023	21,661	17,141	17,212	13,664
Software licenses	990	1,020	1,399	1,400	1,764
Software support	10,525	10,754	11,290	11,343	11,496
Software licenses and support	11,515	11,774	12,689	12,743	13,260
Cloud and software	32,538	33,435	29,829	29,955	26,924
Services	309	316	418	415	435
Total segment revenue	32,847	33,751	30,248	30,370	27,359
Cost of cloud	-5,084	-5,276	-4,446	-4,460	-3,692
Cost of software licenses and support	-1,109	-1,143	-1,169	-1,174	-1,259
Cost of cloud and software	-6,193	-6,419	-5,615	-5,634	-4,951
Cost of services	-349	-357	-385	-380	-405
Total cost of revenue	-6,542	-6,775	-6,000	-6,014	-5,356
Segment gross profit	26,305	26,976	24,248	24,356	22,003
Other segment expenses	-12,959	-13,328	-12,995	-13,027	-12,493
Segment profit (loss)	13,345	13,647	11,253	11,329	9,510

Core Services

	2025		2024		2023
€ millions	Actual	Constant	Actual	Constant	Actual
(non-IFRS)	Currency	Currency	Currency	Currency	Currency
Services	3,953	4,053	3,927	3,940	3,848
Total segment revenue	3,953	4,053	3,927	3,940	3,848
Cost of cloud	-120	-124	-108	-109	-131
Cost of software licenses and support	-39	-40	-49	-49	-49
Cost of cloud and software	-159	-164	-158	-159	-180
Cost of services	-2,773	-2,843	-2,850	-2,864	-2,814
Total cost of revenue	-2,932	-3,007	-3,008	-3,023	-2,995
Segment gross profit	1,021	1,046	920	918	853
Other segment expenses	-590	-605	-637	-638	-604
Segment profit (loss)	432	440	283	280	249

Schedule of Segment Revenue by Region

Applications, Technology & Support

	2025		2024		2023
	Actual	Constant	Actual	Constant	Actual
€ millions	Currency	Currency	Currency	Currency	Currency
Germany	5,081	5,084	4,635	4,635	4,176
Rest of EMEA	10,103	10,178	9,119	9,054	8,089
EMEA	15,185	15,263	13,754	13,689	12,266
United States	10,127	10,556	9,621	9,620	8,823
Rest of Americas	2,701	2,867	2,481	2,539	2,260
Americas	12,828	13,423	12,102	12,160	11,082
Japan	1,414	1,459	1,250	1,337	1,079
Rest of APJ	3,421	3,606	3,141	3,184	2,932
APJ	4,834	5,066	4,392	4,521	4,011
Segment revenue	32,847	33,751	30,248	30,370	27,359

Core Services

	2025		2024		2023
	Actual	Constant	Actual	Constant	Actual
€ millions	Currency	Currency	Currency	Currency	Currency
Germany	747	745	732	735	742
Rest of EMEA	1,093	1,101	1,077	1,070	995
EMEA	1,840	1,845	1,809	1,805	1,737
United States	1,410	1,468	1,424	1,425	1,387
Rest of Americas	261	278	278	279	295
Americas	1,671	1,745	1,701	1,704	1,682
Japan	155	160	147	158	163
Rest of APJ	286	302	270	273	265
APJ	442	462	417	431	428
Segment revenue	3,953	4,053	3,927	3,940	3,848